Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Movements in the Amount of Loans to Executive Officers, Directors, Director Nominees, their Immediate Families and Companies Affiliated with Directors

The following table summarizes the movements in the amount of loans to executive officers, directors, director nominees, their immediate families and companies affiliated with the directors at December 31:

	2009		2010
	(in millions of Won)
Loans at beginning of the year	(Won)	254,463	(Won)	7,687
New loans		33,594		1,550
Repayments		(280,370)		(5,448)

Loans at end of the year	(Won)	7,687	(Won)	3,789

Outstanding Balances and Related Income and Expense for Related Party Transactions

The following table sets forth the outstanding balances at December 31, and the related income and expense for the years ended December 31 for related party transactions:

	2008				2009				2010
	Trust Accounts		Executives, Directors and Affiliated Parties		Trust Accounts		Executives, Directors and Affiliated Parties		Trust Accounts		Executives, Directors and Affiliated Parties
	(in millions of Won)
Loans	(Won)	—	(Won)	254,463	(Won)	—	(Won)	7,687	(Won)	—	(Won)	3,789
Trust fees payable		9,514		—		10,299		—		57,410		—
Short-term borrowings		929,175		—		772,373		—		1,224,846		—
Other liabilities		39,365		—		16,489		—		3,154		—
Net trust management fees		33,567		—		28,960		—		33,734		—
Interest expense on short-term borrowings		42,929		—		24,449		—		25,387		—
Interest on loans		—		5,844		—		329		—		204